Segment reporting - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical information
Revenue	$ 1,579,730	$ 1,403,149	$ 1,231,056
Noncurrent assets	$ 4,045,883	$ 3,458,323
Customer A
Geographical information
Revenue percentage	66.00%	66.00%	63.00%
Customer B
Geographical information
Revenue percentage	14.00%		13.00%
Customer B | Top of range
Geographical information
Revenue percentage		10.00%
Customer C
Geographical information
Revenue percentage		14.00%	14.00%
Customer C | Top of range
Geographical information
Revenue percentage	10.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 3,800,229	$ 3,253,267	$ 2,874,790
Nigeria
Geographical information
Revenue	1,146,732	1,037,836	925,704
Noncurrent assets	$ 1,572,774	1,654,318	1,991,553
COTE D'IVOIRE
Geographical information
Noncurrent assets		$ 330,705	317,597
COTE D'IVOIRE | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%
CAMEROON
Geographical information
Noncurrent assets			288,773
CAMEROON | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%	10.00%
BRAZIL
Geographical information
Noncurrent assets	$ 812,100	$ 641,253
Rest of world
Geographical information
Revenue	432,998	365,313	305,352
Noncurrent assets	$ 1,415,355	$ 626,991	$ 276,867